Offerings	Mar. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Notes due 2032
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100.00
Offering Note
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625% Notes due 2035
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100.00
Offering Note
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.250% Notes due 2055
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note